RELATED PARTY TRANSACTIONS BALANCES (Details Narrative) - CAD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Amounts receivable, related party transactions	$ 842	$ 843
Amounts payable, related party transactions	$ 302,900	$ 450,048